Contingent Liabilities (Details) - Schedule of contingent liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Contingent Liabilities [Abstract]
Within one year	$ 53,500,000	$ 53,500,000	$ 22,000,000	$ 33,125,477	$ 79,334,742	$ 144,027,770
More than 1 year and less than 5 years						16,534,876
At 31 December	$ 53,500,000	$ 53,500,000	$ 22,000,000	$ 33,125,477	$ 79,334,742	$ 160,562,646